Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of key factors of the macroeconomic scenarios on the economic conditions	The following table shows the growth rates of the Japanese and global GDP, which are the key factors of the macroeconomic scenarios, under the base scenario.

	For the fiscal year ending March 31,
	2022	2023
	(%)
Japanese GDP	3.3	2.0
Global GDP	5.6	3.9